Other operating income and expenses (Details) - USD ($) $ in Thousands		9 Months Ended
	Apr. 26, 2018	Sep. 30, 2019	Sep. 30, 2018
Other operating income [Abstract]
Grants (Note 16)		$ 44,366	$ 44,577
Income from various services and insurance proceeds		29,334	28,682
Income from the purchase of the long-term operation and maintenance payable with Abengoa		0	38,955
Total		73,700	112,214
Accrued operation maintenance payable	$ 57,300
Payment for debt extinguishment	$ 18,300
Other operating expenses [Abstract]
Leases and fees		(1,501)	(1,296)
Operation and maintenance		(94,573)	(108,522)
Independent professional services		(28,934)	(24,877)
Supplies		(18,929)	(19,204)
Insurance		(18,192)	(18,279)
Levies and duties		(25,830)	(35,012)
Other expenses		(4,730)	(10,143)
Total		$ (192,689)	$ (217,333)